SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 17:                                      SEGMENT REPORTING

The Company’s segment reporting structure reflects a brand-focused approach, designed to optimize the operational coordination and resource allocation of the Company’s businesses across multiple functional areas including specialty retail, retail outlets, concessions, wholesale apparel, wholesale non-apparel, e-commerce and licensing. During the fourth quarter of 2011, the Company determined that it would disaggregate its former Domestic-Based Direct Brands segment into three reportable segments, JUICY COUTURE, KATE SPADE and LUCKY BRAND. The operations of the Company’s former Partnered Brands segment have become the Company’s Adelington Design Group & Other segment. The four reportable segments described below represent the Company’s brand-based activities for which separate financial information is available and which is utilized on a regular basis by the Company’s CODM to evaluate performance and allocate resources. In identifying the Company’s reportable segments, the Company considers economic characteristics, as well as products, customers, sales growth potential and long-term profitability. As such, the Company configured its operations into the following four reportable segments, each reflecting the different financial missions, cultural profiles and focal points appropriate for these four reportable segments:

•                  JUICY COUTURE segment — consists of the specialty retail, outlet, concession, wholesale apparel, wholesale non-apparel (including accessories, jewelry and handbags), e-commerce and licensing operations of the JUICY COUTURE brand.

•                  KATE SPADE segment — consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of the KATE SPADE and JACK SPADE brands.

•                LUCKY BRAND segment — consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of LUCKY BRAND.

•                  Adelington Design Group & Other segment — consists of: (i) exclusive arrangements to supply jewelry for the DANA BUCHMAN, LIZ CLAIBORNE and MONET brands; (ii) the wholesale non-apparel operations of the TRIFARI brand and licensed KENSIE brand; (iii) the wholesale apparel and wholesale non-apparel operations of the licensed LIZWEAR brand and other brands; and (iv) the licensed LIZ CLAIBORNE NEW YORK brand.

As discussed in Note 1 — Basis of Presentation and Significant Accounting Policies, on October 31, 2011, the Company completed the sale of 81.25% of its global MEXX business, which was represented by the Company’s former International-Based Direct Brands reportable segment. The operating loss associated with the International-Based Direct Brands segment included allocated corporate expenses that were not reported as discontinued operations and are reflected in the Company’s segment results.

The Company’s Chief Executive Officer has been identified as the CODM. The CODM evaluates performance and allocates resources based primarily on the operating income of each reportable segment. The accounting policies of the Company’s reportable segments are the same as those described in Note 1 — Basis of Presentation and Significant Accounting Policies. There are no inter-segment sales or transfers. The Company also presents its results on a geographic basis based on selling location, between Domestic (wholesale customers, Company-owned specialty retail and outlet stores located in the United States and e-commerce sites) and International (wholesale customers and Company-owned specialty retail, outlet and concession stores located outside of the United States). The Company, as licensor, also licenses to third parties the right to produce and market products bearing certain Company-owned trademarks; the resulting royalty income is included within the results of the associated segment.

	Net Sales	% to Total	Depreciation and Amortization Expense	Operating (Loss) Income	% of Sales	Segment Assets(e)	Expenditures for Long- Lived Assets
Dollars in thousands
Fiscal Year Ended December 31, 2011(a)
JUICY COUTURE	$530,688	35.0%	$32,298	$(9,705)	(1.8)%	$317,622	$16,230
LUCKY BRAND	418,213	27.5%	20,129	(28,909)	(6.9)%	226,885	13,481
KATE SPADE	312,944	20.6%	11,660	19,268	6.2%	270,607	17,346
International-Based Direct Brands	—	—	2,378	(9,968)	—	—	—
Adelington Design Group & Other(b)	256,876	16.9%	19,504	(66,938)	(26.1)%	89,027	30,055
Totals	$1,518,721	100.0%	$85,969	$(96,252)	(6.3)%		$77,112
Fiscal Year Ended January 1, 2011(a)
JUICY COUTURE	$566,762	34.9%	$35,245	$40,227	7.1%	$350,394	$20,923
LUCKY BRAND	386,935	23.8%	19,891	(43,410)	(11.2)%	167,007	17,214
KATE SPADE	184,263	11.4%	9,093	6,175	3.4%	181,569	10,172
International-Based Direct Brands	—	—	6,899	(7,323)	—	320,477	—
Adelington Design Group & Other(c)	485,275	29.9%	25,024	(56,935)	(11.7)%	199,899	16,420
Totals	$1,623,235	100.0%	$96,152	$(61,266)	(3.8)%		$64,729
Fiscal Year Ended January 2, 2010(a)
JUICY COUTURE	$539,893	28.0%	$23,238	$23,764	4.4%		$22,708
LUCKY BRAND	439,583	22.8%	17,047	(24,739)	(5.6)%		10,231
KATE SPADE	141,188	7.3%	7,790	(24,450)	(17.3)%		4,423
International-Based Direct Brands	—	—	1,820	(9,581)	—		—
Adelington Design Group & Other(d)	808,090	41.9%	56,016	(133,173)	(16.5)%		19,096
Totals	$1,928,754	100.0%	$105,911	$(168,179)	(8.7)%		$56,458

(a)                                   Streamlining charges included in the operating income (loss) of each reportable segment are provided in Note 12 —Streamlining Initiatives.

(b)                                   The Adelington Design Group & Other segment operating loss included non-cash impairment charges of $1.0 million related to other intangible assets (see Note 1 — Basis of Presentation and Significant Accounting Policies), of which $0.6 million was recorded within streamlining initiatives.

(c)                                    The Adelington Design Group & Other segment operating loss included non-cash impairment charges of $2.6 million related to other intangible assets (see Note 1 — Basis of Presentation and Significant Accounting Policies), of which $0.4 million was recorded within streamlining initiatives.

(d)                                   The Adelington Design Group & Other segment operating loss included non-cash impairment charges of $14.2 million related to other intangible assets (see Note 1 — Basis of Presentation and Significant Accounting Policies).

(e)                                    Amounts exclude unallocated Corporate assets of $45.9 million and $38.3 million at December 31, 2011 and January 1, 2011, respectively.

GEOGRAPHIC DATA

	Net Sales	% to Total	Depreciation and Amortization Expense	Operating (Loss) Income	% of Sales	Segment Assets(g)	Expenditures for Long- Lived Assets
Dollars in thousands
Fiscal Year Ended December 31, 2011
Domestic(a)	$1,455,407	95.8%	$79,264	$(98,715)	(6.8)%	$827,877	$67,345
International(b)	63,314	4.2%	6,705	2,463	3.9%	76,264	9,767
Totals	$1,518,721	100.0%	$85,969	$(96,252)	(6.3)%		$77,112
Fiscal Year Ended January 1, 2011
Domestic(c)	$1,562,572	96.3%	$86,177	$(63,521)	(4.1)%	$803,109	$60,920
International(d)	60,663	3.7%	9,975	2,255	3.7%	416,237	3,809
Totals	$1,623,235	100.0%	$96,152	$(61,266)	(3.8)%		$64,729
Fiscal Year Ended January 2, 2010
Domestic(e)	$1,866,939	96.8%	$98,177	$(170,631)	(9.1)%		$49,613
International(f)	61,815	3.2%	7,734	2,452	4.0%		6,845
Totals	$1,928,754	100.0%	$105,911	$(168,179)	(8.7)%		$56,458

(a)                                      The Domestic operating loss included: (i) charges totaling $88.4 million related to streamlining initiatives (excluding a non-cash impairment charge of $0.6 million related to DKNY ® merchandising rights) and (ii) non-cash impairment charges of $1.0 million related to other intangible assets (see Note 1 — Basis of Presentation and Significant Accounting Policies).

(b)                                     The International operating income included charges totaling $1.1 million related to streamlining initiatives.

(c)                                      The Domestic operating loss included: (i) charges totaling $59.8 million related to streamlining initiatives (excluding a non-cash impairment charge of $0.4 million related to LIZ CLAIBORNE merchandising rights) and (ii) non-cash impairment charges of $2.6 million related to other intangible assets (see Note 1 — Basis of Presentation and Significant Accounting Policies).

(d)                                     The International operating income included charges totaling $0.7 million related to streamlining initiatives.

(e)                                      The Domestic operating loss included: (i) charges totaling $114.3 million related to streamlining initiatives (excluding a non-cash impairment charge of $4.5 million related to LIZ CLAIBORNE merchandising rights) and (ii) non-cash impairment charges of $14.2 million related to other intangible assets.

(f)                                       The International operating income included charges totaling $1.7 million related to streamlining initiatives.

(g)                                      Amounts exclude unallocated Corporate assets of $45.9 million and $38.3 million December 31, 2011 and January 1, 2011, respectively.